10. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of activity for related party loans
	2019	2018
Beginning balance	$3,192	3,679
New loans	5,716	8,030
Repayments	(5,436)	(8,517)
Ending balance	$3,472	3,192